Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 39,304	$ 56,377
Restricted deposit			46
Short-term deposits		15,500
Marketable securities		18,402	26,006
Accounts receivables net of allowance for credit losses of $112 and $55 as of December 31, 2024 and December 31,2023, respectively.		1,805	1,484
Inventories		1,493	2,356
Prepaid expenses		827	1,274
Other current assets		1,349	1,092
TOTAL CURRENT ASSETS		78,680	88,635
NON-CURRENT ASSETS:
Restricted deposit		337	327
Long-term deposits		10,000
Property and equipment, net		45,355	42,343
Operating lease right-of-use asset		3,843	4,573
Intangible assets		69,995	80,607
Other non-current assets		1,792	2,163
TOTAL NON-CURRENT ASSETS		131,322	130,013
TOTAL ASSETS		210,002	218,648
CURRENT LIABILITIES:
Current maturities of long term loan		3,061	3,490
Accounts payable		2,209	3,303
Accrued expenses		3,968	3,920
Deferred revenue	[1]	140	543
Current maturities of operating lease liabilities		745	861
Other current liabilities		3,849	3,407
TOTAL CURRENT LIABILITIES		13,972	15,524
NON-CURRENT LIABILITIES:
Non-current operating lease liabilities		3,640	4,045
Deferred tax liability		2,576	2,953
Other long-term liabilities		695	612
TOTAL NON-CURRENT LIABILITIES		6,911	7,610
TOTAL LIABILITIES		20,883	23,134
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary Shares, par value NIS 0.01 per share 100,000,000 authorized at December 31, 2024 and December 31 2023, 63,762,001 and 57,778,628 issued and outstanding at December 31, 2024 and December 31, 2023, respectively		181	165
Additional paid-in capital		562,688	515,887
Accumulated other comprehensive loss		(1)	(305)
Accumulated deficit		(373,749)	(320,233)
TOTAL SHAREHOLDERS’ EQUITY		189,119	195,514
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 210,002	$ 218,648

[1]	Includes only short term deferred revenue in the Company’s consolidated balance sheets as of December 31, 2024 and 2023.